Submission	Oct. 28, 2024
Submission [Line Items]
Central Index Key	0000917251
Registrant Name	AGREE REALTY CORP
Registration File Number	333-271668
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES